SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			6*bfvnug
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			9-30-2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	August 16, 2010
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		54

Form 13F Information Table Value Total: 		202,249
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 6/30/10

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Airgas Inc.
COM
009363102
4,390
64,600
SH

SHARES-DEFINED

64,600
Alcon Inc.
COM SHS
H01301102
4,186
25,100
SH

SHARES-DEFINED

25,100
Alcon Inc.
COM SHS
H01301902
3,336
20,000
SH
CALL
SHARES-DEFINED

20,000
Anadarko Petroleum Corp.
COM
032511107
1,529
26,800
SH

SHARES-DEFINED

26,800
ArvinMeritor, Inc.
COM
043353101
468
30,100
SH

SHARES-DEFINED

30,100
Bank of America Corp.
COM
060505104
2,193
167,400
SH

SHARES-DEFINED

167,400
Bank of America Corp.
COM
060505904
4,992
381,000
SH
CALL
SHARES-DEFINED

381,000
Best Buy Inc.
COM
086516101
3,209
78,600
SH

SHARES-DEFINED

78,600
BP Plc.
SPONSORED ADR
055622104
1,194
29,000
SH

SHARES-DEFINED

29,000
Carefusion Corp
COM
14170T101
4,501
181,200
SH

SHARES-DEFINED

181,200
Children's Place
COM
168905107
1,692
34,700
SH

SHARES-DEFINED

34,700
Cogent Inc.
COM
19239Y108
1,257
118,100
SH

SHARES-DEFINED

118,100
Compass Minerals International Inc.
COM
20451N101
7,083
92,441
SH

SHARES-DEFINED

92,441
Corning Inc.
COM
219350102
2,214
121,100
SH

SHARES-DEFINED

121,100
Covidien Ltd.
SHS
G2554F105
6,061
150,800
SH

SHARES-DEFINED

150,800
CVS Caremark Corp.
COM
126650100
12,428
394,900
SH

SHARES-DEFINED

394,900
Dana Holding Corporation
COM
235825205
3,255
264,200
SH

SHARES-DEFINED

264,200
FLIR Systems, Inc.
COM
302445101
1,863
72,500
SH

SHARES-DEFINED

72,500
Flowserve Corp.
COM
34354P105
2,571
23,500
SH

SHARES-DEFINED

23,500
Fox Chase Bancorp Inc.
COM
35137T108
1,943
205,400
SH

SHARES-DEFINED

205,400
Freeport McMoran Copper
COM
35671D957
2,963
34,700
SH
PUT
SHARES-DEFINED

34,700
Genzyme Inc.
COM
372917904
4,424
62,500
SH
CALL
SHARES-DEFINED

62,500
Globe Specialty Metals Inc
COM
37954N206
1,560
111,100
SH

SHARES-DEFINED

111,100
Golar LNG Ltd.
SHS
G9456A100
23,459
1,873,761
SH

SHARES-DEFINED

1,873,761
Gymboree Corp.
COM
403777105
2,065
49,700
SH

SHARES-DEFINED

49,700
Hewlett-Packard Co.
COM
428236103
6,380
151,650
SH

SHARES-DEFINED

151,650
International Business Machines
COM
459200101
6,298
46,950
SH

SHARES-DEFINED

46,950
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
2,104
24,400
SH

SHARES-DEFINED

24,400
iShares Russell 2000
RUSSELL 2000
464287955
4,624
68,500
SH
PUT
SHARES-DEFINED

68,500
J Crew Group Inc.
COM
46612H402
2,797
83,200
SH

SHARES-DEFINED

83,200
J. P. Morgan Chase & Co.
COM
46625H100
2,398
63,000
SH

SHARES-DEFINED

63,000
J. P. Morgan Chase & Co.
COM
46625H900
1,907
50,100
SH
CALL
SHARES-DEFINED

50,100
Kraft Foods
CL A
50075N104
2,716
88,000
SH

SHARES-DEFINED

88,000
Lear Corp.
COM NEW
521865204
2,699
34,200
SH

SHARES-DEFINED

34,200
McDonald's Corporation
COM
580135101
2,444
32,800
SH

SHARES-DEFINED

32,800
Navios Maritime Holdings Inc.
COM
Y62196103
2,031
346,000
SH

SHARES-DEFINED

346,000
Nisource Inc
COM
65473P105
654
37,600
SH

SHARES-DEFINED

37,600
Omnicare Inc.
COM
681904108
3,193
133,700
SH

SHARES-DEFINED

133,700
Philip Morris International
COM
718172109
2,627
46,900
SH

SHARES-DEFINED

46,900
Phoenix Companies Inc.
COM
71902E109
462
219,900
SH

SHARES-DEFINED

219,900
Potash Corp. of Saskatchewan
COM
73755L107
4,523
31,400
SH

SHARES-DEFINED

31,400
Potash Corp. of Saskatchewan
COM
73755L907
15,888
110,300
SH
CALL
SHARES-DEFINED

110,300
Regions Financial Corp.
COM
7591EP100
291
40,000
SH

SHARES-DEFINED

40,000
Saks Incorporated
COM
79377W108
473
55,000
SH

SHARES-DEFINED

55,000
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,995
33,600
SH

SHARES-DEFINED

33,600
St. Jude Medical Inc.
COM
790849103
3,133
79,650
SH

SHARES-DEFINED

79,650
Stanley Black & Decker Inc.
COM
854502101
2,396
39,100
SH

SHARES-DEFINED

39,100
Thompson Creek Metals Company Inc.
COM
884768102
4,161
386,000
SH

SHARES-DEFINED

386,000
TJX Companies Inc.
COM
872540109
2,660
59,600
SH

SHARES-DEFINED

59,600
Transocean Ltd.
SHS
H8817H100
1,530
23,800
SH

SHARES-DEFINED

23,800
Volcano Corp.
COM
928645100
943
36,300
SH

SHARES-DEFINED

36,300
Wal-Mart Stores Inc.
COM
931142103
11,619
217,100
SH

SHARES-DEFINED

217,100
Western Union Company
COM
959802109
516
29,200
SH

SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
3,952
85,800
SH

SHARES-DEFINED

85,800